Note 6. Derivative Liabilities and Convertible Notes: Schedule of Derivative Instruments (Tables)	9 Months Ended
Sep. 30, 2015
Tables/Schedules
Schedule of Derivative Instruments

Level 3
Derivative Liability at December 31, 2013	$-
Additions to Derivative Liability related to Convertible Debt	20,532
Derivative Liability at December 31, 2014	$20,532
Change in Fair Value of Derivative Liability	(20,532)
Derivative Liability at September 30, 2015	$-